SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Trade accounts receivable	$ 26,337,418	$ 23,403,393
Less: allowance for expected credit losses	(4,986,337)	(3,768,902)	$ (3,963,928)	$ (2,393,968)
Accounts receivable, net	21,351,081	19,634,491
Current portion	18,011,916	15,327,945
Non-current portion	$ 3,339,165	$ 4,306,546